Selected Statement of Operations Data (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 22,664	$ 18,135	$ 18,062
The Americas [Member]
Revenues	12,030	13,130	12,995
Europe [Member]
Revenues	8,839	3,328	3,181
Israel [Member]
Revenues	1,272	884	977
Other [Member]
Revenues	$ 523	$ 793	$ 909